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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Pacific/Asia Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.8%
AUSTRALIA 11.5%
Amcor Ltd.	296,796	$2,742,964
Australia and New Zealand Banking Group Ltd.	237,156	6,156,418
BHP Billiton Ltd.	79,903	2,299,834
Commonwealth Bank of Australia	66,916	4,212,101
Flight Centre Ltd.	71,752	2,569,275
National Australia Bank Ltd.	47,881	1,295,179
Suncorp Group Ltd.	206,265	2,240,262
Telstra Corp., Ltd.	1,034,936	4,499,356
Wesfarmers Ltd.	80,710	2,920,581
Westfield Retail Trust	842,568	2,382,858
Westpac Banking Corp.	110,134	2,891,556
Total		34,210,384
CAMBODIA 0.5%
NagaCorp Ltd.	2,114,000	1,643,107
CHINA 7.2%
Beijing Enterprises Holdings Ltd.	164,500	1,184,872
China Communications Construction Co., Ltd., Class H	3,192,000	2,481,252
China Mobile Ltd., ADR	48,574	2,514,676
China Petroleum & Chemical Corp., Class H	2,644,200	1,850,318
China Shenhua Energy Co., Ltd., Class H	505,500	1,285,019
China Vanke Co., Ltd., Class B	1,009,383	1,793,592
CIMC Enric Holdings Ltd.	926,000	1,430,718
CNOOC Ltd.	443,000	741,989
Guangdong Investment Ltd.	3,374,000	2,923,546
Industrial & Commercial Bank of China Ltd., Class H	4,121,100	2,582,826
New Oriental Education & Technology Group, ADR	67,534	1,495,878
Wasion Group Holdings Ltd.	1,905,500	1,173,989
Total		21,458,675
HONG KONG 6.1%
BOC Hong Kong Holdings Ltd.	430,000	1,315,408
Cheung Kong Holdings Ltd.	195,000	2,629,463
Galaxy Entertainment Group Ltd. (a)	450,000	2,185,846
Link REIT (The)	580,000	2,846,454
Sands China Ltd.	811,200	3,790,793
Television Broadcasts Ltd.	329,300	2,253,735
Wharf Holdings Ltd.	382,000	3,188,331
Total		18,210,030

Issuer	Shares	Value

Common Stocks (continued)
INDIA 3.0%
Asian Paints Ltd.	13,263	$1,032,064
HDFC Bank Ltd., ADR	56,376	2,043,066
ICICI Bank Ltd., ADR	43,644	1,669,383
ITC Ltd.	409,888	2,230,723
Tata Motors Ltd.	402,480	1,889,890
Total		8,865,126
INDONESIA 3.2%
PT Bank Rakyat Indonesia Persero Tbk	2,065,500	1,603,653
PT Gudang Garam Tbk	205,500	1,044,794
PT Indocement Tunggal Prakarsa Tbk	948,000	2,327,811
PT Matahari Department Store Tbk (a)	804,000	940,109
PT Nippon Indosari Corpindo Tbk	847,500	669,320
PT Perusahaan Gas Negara Persero Tbk	4,880,500	2,821,371
Total		9,407,058
JAPAN 38.3%
Aoyama Trading Co., Ltd.	64,000	1,702,842
Astellas Pharma, Inc.	59,900	3,254,014
Canon, Inc.	65,000	2,130,264
Central Japan Railway Co.	32,600	3,973,289
Century Tokyo Leasing Corp.	81,700	2,125,479
Chiyoda Co., Ltd.	61,500	1,574,524
Daiichikosho Co., Ltd.	115,000	3,150,383
Denso Corp.	68,000	3,196,897
Enplas Corp.	23,000	1,700,865
FANUC CORP.	14,600	2,113,013
Fuji Heavy Industries Ltd.	184,000	4,543,739
Hino Motors Ltd.	234,000	3,433,698
Hitachi Ltd.	455,000	2,915,413
Hoshizaki Electric Co., Ltd.	61,700	1,975,908
ITOCHU Corp.	412,200	4,766,638
Japan Tobacco, Inc.	177,900	6,279,434
Kakaku.com, Inc.	46,700	1,426,083
Komatsu Ltd.	91,100	2,098,210
Lawson, Inc.	30,000	2,289,279
Mitsubishi UFJ Financial Group, Inc.	1,279,900	7,904,496
Mitsui & Co., Ltd.	171,900	2,155,662
Nippon Telegraph & Telephone Corp.	50,300	2,621,681
Nitto Denko Corp.	33,900	2,174,198
Olympus Corp. (a)	93,800	2,850,338
ORIX Corp.	303,590	4,143,008
Otsuka Holdings Co., Ltd.	69,600	2,298,119
Raito Kogyo Co., Ltd.	116,500	778,839
Resorttrust, Inc.	42,800	1,349,067
Shin-Etsu Chemical Co., Ltd.	62,400	4,129,962

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
SoftBank Corp.	41,300	$2,404,071
Sumitomo Mitsui Financial Group, Inc.	161,800	7,406,080
Takeda Pharmaceutical Co., Ltd.	63,900	2,881,506
Tokyo Gas Co., Ltd.	410,000	2,261,992
Totetsu Kogyo Co., Ltd	63,000	1,130,766
Toyota Motor Corp.	184,900	11,152,769
Tsuruha Holdings, Inc.	14,600	1,380,013
Total		113,672,539
PHILIPPINES 4.6%
Aboitiz Power Corp.	2,904,600	2,339,817
Ayala Land, Inc.	1,939,300	1,356,515
GT Capital Holdings, Inc.	173,800	3,185,368
LT Group, Inc.	2,010,400	1,049,967
Metropolitan Bank & Trust	471,090	1,205,111
Philippine Long Distance Telephone Co.	33,885	2,301,282
Security Bank Corp.	623,440	2,180,027
Total		13,618,087
SINGAPORE 6.2%
DBS Group Holdings Ltd.	282,000	3,431,348
Hutchison Port Holdings Trust	3,299,000	2,415,854
Keppel Corp., Ltd.	307,000	2,511,058
Mapletree Industrial Trust	573,000	595,480
Singapore Technologies Engineering Ltd.	783,000	2,579,326
Super Group Ltd.	521,000	1,827,919
Venture Corp., Ltd.	386,000	2,210,171
Wing Tai Holdings Ltd.	1,773,000	2,858,203
Total		18,429,359
SOUTH KOREA 4.7%
Hotel Shilla Co., Ltd.	19,111	1,017,410
Hyundai Motor Co.	14,201	2,785,251
Samsung Electronics Co., Ltd.	8,681	10,146,563
Total		13,949,224
TAIWAN 4.3%
Asustek Computer, Inc.	151,000	1,291,773
Far EasTone Telecommunications Co., Ltd.	606,000	1,624,144

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Gigabyte Technology Co., Ltd.	1,702,000	$1,584,012
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	446,536	8,180,540
Total		12,680,469
THAILAND 5.1%
Advanced Information Service PCL, Foreign Registered Shares	407,900	3,687,594
Bangkok Bank PCL, Foreign Registered Shares	329,600	2,195,238
Bangkok Expressway PCL, Foreign Registered Shares	2,015,700	2,314,833
BEC World PCL, Foreign Registered Shares	584,700	1,106,268
Kasikornbank PCL, Foreign Registered Shares	296,300	1,857,493
PTT PCL, Foreign Registered Shares	228,030	2,452,182
Siam Cement PCL, Foreign Registered Shares	98,800	1,449,739
Total		15,063,347
UNITED KINGDOM 1.1%
HSBC Holdings PLC, ADR	62,652	3,251,639
Total Common Stocks (Cost: $242,279,021)		$284,459,044

	Shares	Value

Exchange-Traded Funds 1.0%
iShares MSCI Japan ETF	262,049	2,940,190
Total Exchange-Traded Funds (Cost: $2,943,344)		$2,940,190

	Shares	Value

Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.106% (b)(c)	10,589,607	$10,589,607
Total Money Market Funds (Cost: $10,589,607)		$10,589,607
Total Investments
(Cost: $255,811,972) (d)		$297,988,841(e)
Other Assets & Liabilities, Net		(1,297,862)
Net Assets		$296,690,979

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at June 30, 2013

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley & Co.	July 31, 2013	2,168,000	(GBP)	3,387,717	(USD)	90,967	—
Morgan Stanley & Co.	July 31, 2013	48,785,909,000	(IDR)	4,768,533	(USD)	—	(39,318)
Morgan Stanley & Co.	July 31, 2013	44,361,000	(JPY)	446,823	(USD)	—	(505)
Morgan Stanley & Co.	July 31, 2013	500,331,000	(PHP)	11,612,380	(USD)	—	(7,060)
Morgan Stanley & Co.	July 31, 2013	11,352,000	(SGD)	9,075,668	(USD)	118,909	—
Morgan Stanley & Co.	July 31, 2013	369,750,000	(THB)	11,950,549	(USD)	48,928	—
Morgan Stanley & Co.	July 31, 2013	6,274,771	(USD)	6,560,000	(AUD)	—	(288,511)
Morgan Stanley & Co.	July 31, 2013	1,982,140	(USD)	115,864,000	(INR)	—	(51,228)
Morgan Stanley & Co.	July 31, 2013	8,505,083	(USD)	9,622,651,000	(KRW)	—	(94,973)
Morgan Stanley & Co.	July 31, 2013	6,541,940	(USD)	20,473,000	(MYR)	—	(107,386)
Morgan Stanley & Co.	July 31, 2013	567,563	(USD)	711,000	(NZD)	—	(17,755)
Morgan Stanley & Co.	July 31, 2013	7,378,270	(USD)	220,020,000	(TWD)	—	(33,383)
Total						258,804	(640,119)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,206,677	38,806,615	(29,423,685)	10,589,607	1,530	10,589,607

(d)

At June 30, 2013, the cost of securities for federal income tax purposes was approximately $ 255,812,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$48,422,000
Unrealized Depreciation	(6,245,000)
Net Unrealized Appreciation	$42,177,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,495,878	46,851,904	—	48,347,782
Consumer Staples	—	19,692,031	—	19,692,031
Energy	—	6,329,508	—	6,329,508
Financials	6,964,088	75,581,946	—	82,546,034
Health Care	—	11,283,977	—	11,283,977
Industrials	—	37,343,937	—	37,343,937
Information Technology	8,180,540	24,579,133	—	32,759,673
Materials	—	16,156,571	—	16,156,571
Telecommunication Services	2,514,676	17,138,129	—	19,652,805
Utilities	—	10,346,726	—	10,346,726
Exchange-Traded Funds	2,940,190	—	—	2,940,190
Total Equity Securities	22,095,372	265,303,862	—	287,399,234
Other
Money Market Funds	10,589,607	—	—	10,589,607
Total Other	10,589,607	—	—	10,589,607
Investments in Securities	32,684,979	265,303,862	—	297,988,841
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	258,804	—	258,804
Liabilities
Forward Foreign Currency Exchange Contracts	—	(640,119)	—	(640,119)
Total	32,684,979	264,922,547	—	297,607,526

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Select Large Cap Growth Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 21.6%
Hotels, Restaurants & Leisure 4.8%
Las Vegas Sands Corp.	2,630,284	$139,220,932
Yum! Brands, Inc.	1,685,808	116,893,927
Total		256,114,859
Internet & Catalog Retail 8.8%
Amazon.com, Inc. (a)	826,451	229,497,178
priceline.com, Inc. (a)	286,138	236,673,324
Total		466,170,502
Specialty Retail 3.3%
TJX Companies, Inc.	3,535,480	176,986,129
Textiles, Apparel & Luxury Goods 4.7%
Michael Kors Holdings Ltd. (a)	4,057,420	251,641,188
TOTAL CONSUMER DISCRETIONARY		1,150,912,678
CONSUMER STAPLES 2.0%
Personal Products 2.0%
Estee Lauder Companies, Inc. (The), Class A	1,610,281	105,908,182
TOTAL CONSUMER STAPLES		105,908,182
ENERGY 7.6%
Energy Equipment & Services 4.8%
FMC Technologies, Inc. (a)	4,555,165	253,631,587
Oil, Gas & Consumable Fuels 2.8%
EOG Resources, Inc.	1,154,066	151,967,411
TOTAL ENERGY		405,598,998
FINANCIALS 2.6%
Capital Markets 2.6%
Franklin Resources, Inc.	1,038,188	141,214,332
TOTAL FINANCIALS		141,214,332
HEALTH CARE 22.7%
Biotechnology 14.5%
Alexion Pharmaceuticals, Inc. (a)	1,098,308	101,307,930
Biogen Idec, Inc. (a)	486,664	104,730,093
Celgene Corp. (a)	1,970,162	230,331,640
Gilead Sciences, Inc. (a)	4,477,830	229,309,674

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	1,287,560	$102,837,417
Total		768,516,754
Health Care Equipment & Supplies 3.1%
Edwards Lifesciences Corp. (a)	2,480,055	166,659,696
Pharmaceuticals 5.1%
Allergan, Inc.	2,004,882	168,891,259
Novo Nordisk A/S, ADR	673,835	104,424,210
Total		273,315,469
TOTAL HEALTH CARE		1,208,491,919
INDUSTRIALS 5.9%
Aerospace & Defense 3.7%
Precision Castparts Corp.	865,685	195,653,467
Trading Companies & Distributors 2.2%
Fastenal Co.	2,577,066	118,158,476
TOTAL INDUSTRIALS		313,811,943
INFORMATION TECHNOLOGY 33.8%
Communications Equipment 3.5%
QUALCOMM, Inc.	3,045,581	186,024,088
Internet Software & Services 14.1%
Baidu, Inc., ADR (a)	1,707,624	161,421,697
Facebook, Inc., Class A (a)	8,880,783	220,776,265
Google, Inc., Class A (a)	211,835	186,493,179
LinkedIn Corp., Class A (a)	1,005,969	179,364,273
Total		748,055,414
IT Services 6.7%
Cognizant Technology Solutions Corp., Class A (a)	2,702,395	169,196,951
Visa, Inc., Class A	1,040,023	190,064,203
Total		359,261,154
Software 9.5%
Red Hat, Inc. (a)	3,521,930	168,418,693
Salesforce.com, Inc. (a)	4,801,196	183,309,663
VMware, Inc., Class A (a)	2,299,550	154,046,854
Total		505,775,210
TOTAL INFORMATION TECHNOLOGY		1,799,115,866

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.3%
Chemicals 3.3%
Monsanto Co.	1,753,575	$173,253,210
TOTAL MATERIALS		173,253,210
Total Common Stocks (Cost: $3,785,108,007)		$5,298,307,128

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.106% (b)(c)	30,483,234	$30,483,234
Total Money Market Funds (Cost: $30,483,234)		$30,483,234
Total Investments
(Cost: $3,815,591,241) (d)		$5,328,790,362(e)
Other Assets & Liabilities, Net		(5,657,295)
Net Assets		$5,323,133,067

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	38,068,512	357,871,774	(365,457,052)	-	30,483,234	24,556	30,483,234

(d)

At June 30, 2013, the cost of securities for federal income tax purposes was approximately $3,815,591,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,592,814,000
Unrealized Depreciation	(79,615,000)
Net Unrealized Appreciation	$1,513,199,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,150,912,678	—	—	1,150,912,678
Consumer Staples	105,908,182	—	—	105,908,182
Energy	405,598,998	—	—	405,598,998
Financials	141,214,332	—	—	141,214,332
Health Care	1,208,491,919	—	—	1,208,491,919
Industrials	313,811,943	—	—	313,811,943
Information Technology	1,799,115,866	—	—	1,799,115,866
Materials	173,253,210	—	—	173,253,210
Total Equity Securities	5,298,307,128	—	—	5,298,307,128
Other
Money Market Funds	30,483,234	—	—	30,483,234
Total Other	30,483,234	—	—	30,483,234
Total	5,328,790,362	—	—	5,328,790,362

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Active Portfolios – Select Large Cap Growth Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 21.0%
Hotels, Restaurants & Leisure 4.9%
Las Vegas Sands Corp.	636,763	$33,703,866
Yum! Brands, Inc.	384,022	26,628,085
Total		60,331,951
Internet & Catalog Retail 8.1%
Amazon.com, Inc. (a)	167,095	46,400,611
priceline.com, Inc. (a)	65,225	53,949,554
Total		100,350,165
Specialty Retail 3.3%
TJX Companies, Inc.	825,040	41,301,502
Textiles, Apparel & Luxury Goods 4.7%
Michael Kors Holdings Ltd. (a)	930,651	57,718,975
TOTAL CONSUMER DISCRETIONARY		259,702,593
CONSUMER STAPLES 1.9%
Personal Products 1.9%
Estee Lauder Companies, Inc. (The), Class A	366,447	24,101,219
TOTAL CONSUMER STAPLES		24,101,219
ENERGY 7.8%
Energy Equipment & Services 4.7%
FMC Technologies, Inc. (a)	1,037,965	57,793,891
Oil, Gas & Consumable Fuels 3.1%
EOG Resources, Inc.	289,549	38,127,812
TOTAL ENERGY		95,921,703
FINANCIALS 2.5%
Capital Markets 2.5%
Franklin Resources, Inc.	227,690	30,970,394
TOTAL FINANCIALS		30,970,394
HEALTH CARE 22.1%
Biotechnology 14.1%
Alexion Pharmaceuticals, Inc. (a)	253,454	23,378,597
Biogen Idec, Inc. (a)	111,094	23,907,429
Celgene Corp. (a)	430,857	50,371,492
Gilead Sciences, Inc. (a)	1,030,898	52,792,287

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	296,590	$23,688,643
Total		174,138,448
Health Care Equipment & Supplies 3.1%
Edwards Lifesciences Corp. (a)	564,427	37,929,494
Pharmaceuticals 4.9%
Allergan, Inc.	444,565	37,450,156
Novo Nordisk A/S, ADR	153,358	23,765,889
Total		61,216,045
TOTAL HEALTH CARE		273,283,987
INDUSTRIALS 5.9%
Aerospace & Defense 3.5%
Precision Castparts Corp.	193,321	43,692,479
Trading Companies & Distributors 2.4%
Fastenal Co.	644,920	29,569,582
TOTAL INDUSTRIALS		73,262,061
INFORMATION TECHNOLOGY 32.3%
Communications Equipment 3.2%
QUALCOMM, Inc.	638,920	39,025,234
Internet Software & Services 13.8%
Baidu, Inc., ADR (a)	435,663	41,183,223
Facebook, Inc., Class A (a)	1,974,990	49,098,251
Google, Inc., Class A (a)	46,639	41,059,577
LinkedIn Corp., Class A (a)	224,447	40,018,900
Total		171,359,951
IT Services 6.1%
Cognizant Technology Solutions Corp., Class A (a)	518,997	32,494,402
Visa, Inc., Class A	234,546	42,863,282
Total		75,357,684
Software 9.2%
Red Hat, Inc. (a)	803,760	38,435,803
Salesforce.com, Inc. (a)	1,046,932	39,971,864
VMware, Inc., Class A (a)	524,790	35,155,682
Total		113,563,349
TOTAL INFORMATION TECHNOLOGY		399,306,218

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.2%
Chemicals 3.2%
Monsanto Co.	399,060	$39,427,128
TOTAL MATERIALS		39,427,128
Total Common Stocks (Cost: $1,081,223,958)		$1,195,975,303

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.106% (b)(c)	37,393,909	$37,393,909
Total Money Market Funds (Cost: $37,393,909)		$37,393,909
Total Investments
(Cost: $1,118,617,867) (d)		$1,233,369,212(e)
Other Assets & Liabilities, Net		3,779,108
Net Assets		$1,237,148,320

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,871,770	130,614,618	(114,092,479)	37,393,909	7,965	37,393,909

(d)

At June 30, 2013, the cost of securities for federal income tax purposes was approximately $ 1,118,617,867 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$156,834,000
Unrealized Depreciation	(42,083,000)
Net Unrealized Appreciation	$114,751,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	259,702,593	—	—	259,702,593
Consumer Staples	24,101,219	—	—	24,101,219
Energy	95,921,703	—	—	95,921,703
Financials	30,970,394	—	—	30,970,394
Health Care	273,283,987	—	—	273,283,987
Industrials	73,262,061	—	—	73,262,061
Information Technology	399,306,218	—	—	399,306,218
Materials	39,427,128	—	—	39,427,128
Total Equity Securities	1,195,975,303	—	—	1,195,975,303
Other
Money Market Funds	37,393,909	—	—	37,393,909
Total Other	37,393,909	—	—	37,393,909
Total	1,233,369,212	—	—	1,233,369,212

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 15, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 15, 2013